Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (2,958,068)	$ (2,370,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,656	8,350
Amortization of debt discount	124,185
Stock-based compensation expense	64,463	327,500
Changes in assets and liabilities:
Grant funds and other receivables	(114,060)	53,211
Prepaid expenses and other current assets	(24,702)	(56,211)
Accounts payable and accrued expenses	137,956	639,282
Total adjustments	207,498	972,132
Net cash used in operating activities	(2,750,570)	(1,398,497)
Cash flows from investing activities:
Purchase of property and equipment	(156,791)	(7,606)
Net cash used in investing activities	(156,791)	(7,606)
Cash flows from financing activities:
Net proceeds from sale of preferred stock	300,000	1,440,000
Net proceeds from issuance of note payable	170,200
Net proceeds from bridge financing	888,500
Net proceeds from sale of common stock and warrants	11,158,496
Net proceeds from warrant exercises	2,500
Principal repayment of notes payable	(11,880)	(10,257)
Net cash provided by financing activities	12,507,816	1,429,743
Net increase in cash and cash equivalents	9,600,455	23,640
Cash and cash equivalents at beginning of period	283,341	259,701
Cash and cash equivalents at end of period	$ 9,883,796	$ 283,341